Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
State and foreign net operating loss carry forwards			$ 5,459,000	[1]	$ 4,804,000	[2]
Valuation allowance			524,000	[1]	528,000	[2]
Unrecognized tax benefits that would impact effective tax rate			4,300,000
Unrecognized tax benefit that would be offset by tax benefits associated with transfer pricing adjustment			4,900,000
Unrecognized tax benefit with uncertainty about timing of deductibility			1,200,000
Interest expense, net of tax			600,000				500,000
Accrued interest			$ 300,000		$ 1,100,000
Effective Income Tax Rate	36.00%	33.50%	33.60%		31.30%		29.00%

[1]	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
[2]	Includes $1.9 million of deferred tax assets related to uncertain tax positions.